Cover	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity File Number	000-56326
Entity Registrant Name	AG ACQUISITION GROUP III, INC.
Entity Central Index Key	0001874999
Entity Tax Identification Number	87-1779429
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	625 N. Flagler Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	800
Local Phone Number	341-2684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false